SUBSEQUENT EVENTS	11 Months Ended	12 Months Ended
	Dec. 02, 2021	Dec. 31, 2022
Subsequent Event [Line Items]
SUBSEQUENT EVENTS

Note 25: Subsequent Events

Between January and March 2023, the Company borrowed a total of $12.9 million under the Unsecured Promissory Note.

On March 30, 2023, the Company entered into a Securities Purchase Agreement with the purchasers named therein (the “Purchasers”), certain of which are related parties, pursuant to which the Company will issue approximately 79.9 million units at a price of approximately $1.12 per unit for institutional investors, and a purchase price of approximately $1.19 per unit for employees and consultants. Each unit consists of one share of Class A common stock and 0.75 of a warrant to purchase one share of Class A common stock at an exercise price of $1.13. Certain institutional investors have elected to receive pre-funded warrants to purchase Class A common stock in lieu of a portion of their Class A common stock. In total, the Company agreed to sell (i) an aggregate of approximately 69.2 million shares of its Class A common stock, (ii) warrants to purchase an aggregate of approximately 59.9 million shares of Class A common stock, and (iii) pre-funded warrants to purchase an aggregate of approximately 10.8 million shares of Class A common stock, to the Purchasers for aggregate gross proceeds of approximately $89.5 million (collectively, the “Private Placement”). The Private Placement is subject to certain conditions and is expected to close on April 6, 2023.

Foresight Acquisition Corp
Subsequent Event [Line Items]
SUBSEQUENT EVENTS

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than as follows:

On December 3, 2021, the Company consummated the previously announced business combinations pursuant to (1) the agreement and plan of merger, dated as of May 25, 2021, by and among P3 Health Group Holdings, and FAC Merger Sub LLC, and (2) the transaction and combination agreement, dated as of May 25, 2021, by and among Foresight and the Merger Corps, CPF P3 Blocker-A, LLC, , CPF P3 Blocker-B, LLC, , CPF P3 Splitter, LLC, , Chicago Pacific Founders Fund-A, L.P, and Chicago Pacific Founders Fund-B, L.P., , pursuant to which, among other things, P3 Health Group Holdings merged with and into Merger Sub, with Merger Sub as the surviving company, which was renamed P3 Health Group, LLC, and the Merger Corps merged with and into the Blockers, with the Blockers as the surviving entities and wholly-owned subsidiaries of the Company. Upon completion of the Business Combinations, the Company and P3 LLC were organized in an “Up-C” structure in which all of the P3 LLC operating subsidiaries are held directly or indirectly by P3 LLC, and the Company directly owned approximately 17.1% of P3 LLC and became the sole manager of P3 LLC.

Following the Closing, substantially all of the Company’s assets and operations are held and conducted by P3 LLC and its subsidiaries, and the Company’s only assets are equity interests in P3 LLC. In connection with the Closing, the Company changed its name from “Foresight Acquisition Corp.” to “P3 Health Partners Inc.”